Earnings per Share - Share Effects of Share-based Compensation Awards Excluded from Computations of Diluted EPS (Detail) - Share-Based Compensation Awards - shares shares in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2018	Nov. 19, 2018	Dec. 31, 2017	Dec. 31, 2016
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Share-based compensation awards (in shares)	161
Predecessor
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Share-based compensation awards (in shares)		314	349	1,217